Consolidated Statements of Stockholder's Equity Deficit - Southland Holdings [Member] - USD ($) $ in Thousands	Preferred Stock [Member]	AOCI Attributable to Parent [Member]	Members Capital [Member]	Majority [Member]	Noncontrolling Interest [Member]	Total Equity [Member]
Beginning balance, value at Dec. 31, 2019	$ 35,000	$ (809)	$ 212,461	$ 246,652	$ 7,147	$ 253,799
Preferred stock	(9,000)			(9,000)		(9,000)
Preferred stock dividends			(1,039)	(1,039)	(188)	(1,227)
Other			(4)	(4)	16	12
Distributions to members			(10,334)	(10,334)		(10,334)
Net income			33,668	33,668	(3,516)	30,152
Other comprehensive income		(927)		(927)	156	(771)
Ending balance, value at Dec. 31, 2020	26,000	(1,736)	234,752	259,016	3,615	262,631
Preferred stock	(1,600)		(709)	(2,309)	(128)	(2,437)
Other					3	3
Distributions to members			(990)	(990)		(990)
Net income			38,720	38,720	2,810	41,530
Acquisition of Heritage minority interest			(3,942)	(3,942)	3,792	(150)
Capital contributions from noncontrolling interest					926	926
Ending balance, value at Dec. 31, 2021	24,400	(937)	267,831	291,294	11,057	302,351
Preferred stock			(1,037)	(1,037)	(188)	(1,225)
Distributions to members			278	278	(2,452)	(2,174)
Net income			60,542	60,542	2,108	62,650
Other comprehensive income		(1,639)		(1,639)	(79)	(1,718)
Ending balance, value at Dec. 31, 2022	$ 24,400	$ (2,576)	$ 327,614	$ 349,438	$ 10,446	$ 359,884